Commitment and Contingencies - Narrative (Details) € in Millions, $ in Millions							3 Months Ended		12 Months Ended
	Nov. 30, 2022 EUR (€) claim	Jul. 03, 2022 USD ($)	Apr. 25, 2022 USD ($)	Apr. 06, 2022 USD ($)	May 14, 2019 USD ($)	Jul. 14, 2018 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) claim	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 25, 2022 EUR (€)	Oct. 13, 2022 EUR (€)	Dec. 19, 2018 EUR (€)
Loss Contingencies [Line Items]
Other operating (income) expense									$ 54		$ (27)	$ (14)
Recorded unconditional purchase obligation, current									16
Tronox Litigation
Loss Contingencies [Line Items]
Damages sought, gain contingency					$ 75
Litigation settlement, amount awarded from other party				$ 75
Proceeds from legal settlements			$ 85
Neste Engineering Services Arbitration
Loss Contingencies [Line Items]
Litigation settlement, amount awarded from other party		$ 13
Loss contingency accrual | €															€ 14
Other operating (income) expense							$ 13	$ 10
Calais Pipeline Matter
Loss Contingencies [Line Items]
Loss contingency accrual									$ 2
Number of pending claims | claim	4								2
Calais Pipeline Matter | The Region Hauts-de-France
Loss Contingencies [Line Items]
Damages sought, loss contingency	€ 12								$ 13	€ 12
Gasum LNG Oy
Loss Contingencies [Line Items]
Loss contingency accrual | €													€ 33
Termination fee due and outstanding | €														€ 3
Recorded unconditional purchase obligation									35
Recorded unconditional purchase obligation, current									$ 16
Tronox Limited
Loss Contingencies [Line Items]
Break fee						$ 75